SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2016
SHARE-BASED COMPENSATION [Abstract]
Schedule of Outstanding RSUs
	Outstanding RSUs
	Number of RSUs	Weighted average grant date fair value (US$)

Unvested as of January 1, 2015	-	-
Granted	28,841,700	0.265
Forfeited and expired	(201,800)	0.265
Vested	28,639,900	0.265

Unvested as of December 31, 2015	-	-

Granted	10,430,000	0.133
Unvested as of December 31, 2016	10,430,000	0.133
Expect to vest as of December 31, 2016	10,430,000	0.133

Summary of information regarding share options granted
Options	Number of Share options	Weighted average exercise price	Weighted average grant date fair value	Weighted average remaining contractual life	Aggregate Intrinsic value
		US$	US$	(Years)	US$

Outstanding as of January 1, 2015	39,249,022	0.07	0.11	2.51	3,512,311
Granted	-	-	-	-	-
Forfeited and expired	(1,079,202)	0.02	0.08	-	-
Exercised	(6,866,280)	0.02	0.08	-	-
Outstanding as of December 31, 2015	31,303,540	0.08	0.26	1.34	1,734,975

Granted	32,028,700	0.20	0.10
Exercised	(2,294,208)	0.02	0.10
Outstanding as of December 31, 2016	61,038,032	0.15	0.18	5.62	3,844,310
Vested and expect to vest as of December 31, 2016	61,038,032	0.15	0.18	5.62	3,844,310
Exercisable as of December 31, 2016	29,009,332	0.09	0.27	0.67	3,559,610

Schedule of fair value assumptions
	March 15,	April 18,	September 1,	July 1,
	2013	2014	2015	2016

Expected volatility (1)	65%	58%	60.3% - 65.1%	54.8%
Risk-free interest rate (2)	0.90%	1.80%	0.47% - 0.88%	1.46%
Expected dividend yield (3)	nil	nil	nil	nil
Exercise price (4)	$0.2	$0.01	$0.01 -$0.20	$0.20
Fair value of the underlying ordinary shares (5)	$0.0611	$0.059	$0.38	$0.20

(1)	Volatility

The volatility of the underlying ordinary shares during the life of the options was estimated based on average historical volatility of comparable companies for the period before the valuation date with lengths equal to the life of the options.

(2)	Risk-free rate

Risk free rate is estimated based on yield to maturity of PRC international government bonds with maturity term close to the life of the options.

(3)	Dividend yield

The dividend yield was estimated by the Group based on its expected dividend policy over the life of the options.

(4)	Exercise price

The exercise price of the options was determined by the Group’s Board of Directors.

(5)	Fair value of underlying ordinary shares

The estimated fair value of the ordinary shares underlying the options as of the respective valuation dates was determined based on a contemporaneous valuation. When estimating the fair value of the ordinary shares on the valuation dates, management has considered a number of factors, including the result of a third-party appraisal and equity transactions of the Group, while taking into account standard valuation methods and the achievement of certain events. The fair value of the ordinary shares in connection with the option grants on the valuation dates was determined with the assistance of an independent third-party appraiser.

After the Company listed on NASDAQ in April 2015, the closing market price of the ordinary shares of the Company as of the grant/modification date was used as the fair value of the ordinary shares on that date.